11. INCOME TAXES (Details 2)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Statutory rate	25.00%	25.00%	25.00%	25.00%
Non-deductible expenses	14.60%	138.10%	13.60%	(4.00%)
Non-taxable income	(7.20%)	(87.40%)	(4.30%)	3.40%
Effective tax rate	32.40%	75.60%	34.30%	24.40%